                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 9/23/71        since 9/28/92        since 8/30/93      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.58%      7.43%     5.46%      5.46%     4.87%      4.87%       4.24%

10-year                  4.98       4.48      4.35       4.35      4.18       4.18          --

5-year                   4.95       3.93      4.17       3.91      4.18       4.18          --

1-year                   4.15      -0.79      3.38      -0.59      3.22       2.23        4.41

6-month                  4.17      -0.74      3.79      -0.21      3.64       2.64        4.14
---------------------------------------------------------------------------------------------------

30-Day SEC Yield             4.30%                3.79%                3.76%              4.74%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Corporate Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB Rated Index is an index of funds with similar investment objectives as this fund. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

The market was quite volatile throughout the six-month reporting period as the residential housing downturn and contagion from the subprime mortgage market persisted, leading to an ongoing contraction in liquidity and tighter credit conditions. At the same time, weaker economic indicators released in the last months of 2007 and early 2008 signaled the likelihood of an impending recession. Together, these factors led to a prolonged flight to quality as investors shunned riskier assets.

The Federal Open Market Committee (the "Fed") took various steps to add liquidity to the financial system in an attempt to ease the ensuing liquidity crisis and boost the economy, including five reductions in the target federal funds rate, bringing the rate to 3.0 percent as of February 29, 2008. Although U.S. Treasury yields fluctuated, the flight to quality pushed Treasury prices generally higher and yields lower during the period, helping Treasuries to outperform other fixed income sectors. The short end of the yield curve experienced the most pronounced declines as Fed rate cuts drove yields there lower, causing the curve to end the period steeper.

Within the corporate sector credit spreads widened sharply, bringing spread levels closer to historical averages. Financials were particularly hard hit as writedowns on mortgage related securities by major banks and Wall Street firms hurt the sector's performance. Given the risk-averse environment, higher rated securities outperformed those with lower ratings. Within the investment-grade corporate sector, AAA issues outpaced middle investment grade issues, and longer-term issues outperformed shorter-dated issues.

The mortgage-backed security (MBS) sector continued to struggle, with non-agency mortgages experiencing the greatest declines. Much of the growth in mortgage issuance in recent years has been in these non-traditional mortgages, which offered more lenient borrowing terms and were thus available to a broader set of borrowers. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the subprime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

PERFORMANCE ANALYSIS

Van Kampen Corporate Bond Fund Classes A and I shares outperformed and Classes B and C shares underperformed the Lehman Brothers Corporate Bond Index, while Classes A, B and I shares outperformed and Class C shares underperformed the Lipper Corporate BBB-Rated Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

-------------------------------------------------------------------------------------------
                                                LEHMAN BROTHERS      LIPPER CORPORATE
      CLASS A   CLASS B   CLASS C   CLASS I   CORPORATE BOND INDEX   BBB-RATED INDEX

       4.17%     3.79%     3.64%     4.14%           3.91%                3.68%
-------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

One of the positive contributors to the Fund's performance during the period was an underweighted allocation to corporate bonds relative to that of the Lehman Brothers Corporate Bond Index as widening credit spreads were detrimental to the sector's performance. While we are looking for areas to take advantage of recent spread widening and add to corporate positions, we are cautious as we believe the credit market remains vulnerable to potential credit downgrades and further weakening of the economy.

The Fund's yield curve positioning was also beneficial. Here, we maintained an underweight relative to the Lehman Brothers Corporate Bond Index in longer dated issues and an overweight to intermediate dated issues. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened and the curve steepened during the period.

The Fund has an allocation to mortgage securities, which are not represented in the Lehman Brothers Corporate Bond Index. These holdings, particularly non-agency mortgage securities, commercial mortgage-backed securities and asset-backed securities, detracted from relative performance for the period. As a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products moved wider and market liquidity for these types of products severely diminished. Although the Fund's holdings of non-agency MBS underperformed, we note that the majority of them are backed by prime and near-prime borrowers with good credit scores and favorable loan-to-value ratios. Asset-backed securities, especially those backed by home equity lines of credit, were hurt as well.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 2/29/08
AAA/Aaa                                                          16.3%
AA/Aa                                                            13.6
A/A                                                              29.4
BBB/Baa                                                          37.4
BB/Ba                                                             2.2
B/B                                                               0.4
Non-Rated                                                         0.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
Banking                                                          15.4%
Electric                                                          8.3
Collateralized Mortgage Obligation                                8.1
Wireline Communications                                           7.4
Brokerage                                                         5.8
Noncaptive-Diversified Finance                                    4.1
Noncaptive-Consumer Finance                                       3.8
Food/Beverage                                                     3.1
Retail                                                            3.1
Diversified Manufacturing                                         3.0
Property & Casualty Insurance                                     2.9
Life Insurance                                                    2.6
Integrated Energy                                                 2.6
Natural Gas Pipelines                                             1.9
Pharmaceuticals                                                   1.9
Health Care                                                       1.8
United States Treasury Obligations                                1.8
Railroads                                                         1.7
Media-Cable                                                       1.6
Entertainment                                                     1.1
Supermarkets                                                      1.0
Media-Noncable                                                    1.0
Construction Machinery                                            0.9
Technology                                                        0.9
Environmental & Facilities Services                               0.8
REITS                                                             0.7
Pipelines                                                         0.7
Automotive                                                        0.7
Refining                                                          0.6
Transportation Services                                           0.6
Other Utilities                                                   0.6
Foreign Government Obligations                                    0.6
Oil Field Services                                                0.6
Restaurants                                                       0.5
Independent Energy                                                0.5
Chemicals                                                         0.5
Mortgage Backed Securities                                        0.3
Tobacco                                                           0.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
(continued from previous page)
Airlines                                                          0.2%
Natural Gas Distributors                                          0.2
Home Construction                                                 0.1
                                                                -----
Total Long-Term Investments                                      94.2
Total Short-Term Investments                                      4.9
                                                                -----
Total Investments                                                99.1
Foreign Currency                                                  0.0*
Other Assets in Excess of Liabilities                             0.9
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING          ENDING        EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                               -------------------------------------------------
                                                  9/1/07           2/29/08        9/1/07-2/29/08
Class A
  Actual.....................................    $1,000.00        $1,041.69           $4.57
  Hypothetical...............................     1,000.00         1,020.39            4.52
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,037.92            8.41
  Hypothetical...............................     1,000.00         1,016.61            8.32
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,036.41            8.40
  Hypothetical...............................     1,000.00         1,016.61            8.32
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,041.40            3.35
  Hypothetical...............................     1,000.00         1,021.58            3.32
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.66%, 1.66% and 0.66% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             CORPORATE BONDS 83.4%
             AIRLINES 0.2%
$    1,755   America West Airlines, Inc., Class G......... 7.100%   04/02/21   $  1,720,322
                                                                               ------------

             AUTOMOTIVE  0.7%
     1,935   ArvinMeritor, Inc. .......................... 8.750    03/01/12      1,770,525
     3,365   DaimlerChrysler NA Holding Corp. ............ 8.500    01/18/31      4,106,969
                                                                               ------------
                                                                                  5,877,494
                                                                               ------------
             BANKING  15.4%
     5,120   Bank of America Corp. ....................... 3.375    02/17/09      5,126,538
     3,400   Bank of America Corp. ....................... 4.875    09/15/12      3,511,153
     1,620   Bank of America Corp. ....................... 5.750    12/01/17      1,658,580
    25,710   Bank of Scotland (United Kingdom) (a)........ 5.250    02/21/17     27,133,357
     4,785   Bank One Corp. .............................. 6.000    08/01/08      4,829,879
     1,210   Barclays Bank PLC (United Kingdom) (a)....... 6.050    12/04/17      1,257,430
     3,000   Citigroup, Inc. ............................. 4.250    07/29/09      3,035,637
     8,347   Citigroup, Inc. ............................. 5.250    02/27/12      8,594,071
     3,690   Citigroup, Inc. ............................. 5.875    05/29/37      3,277,775
     5,355   JPMorgan Chase & Co. ........................ 6.750    02/01/11      5,755,276
     4,475   MBNA Corp. (b)............................... 3.525    05/05/08      4,479,045
     1,580   National City Bank........................... 4.150    08/01/09      1,555,534
     1,695   PNC Bank NA.................................. 6.000    12/07/17      1,728,317
     6,702   PNC Funding Corp. ........................... 6.125    02/15/09      6,800,613
     5,200   Popular North America, Inc. ................. 4.250    04/01/08      5,196,797
     2,820   Popular North America, Inc. ................. 5.650    04/15/09      2,806,529
     9,650   Sovereign Bancorp, Inc. (b).................. 5.113    03/23/10      9,240,222
     9,580   Unicredito Luxembourg Finance SA (Luxembourg)
             (a) (b)...................................... 3.767    10/24/08      9,568,993
     1,250   US Bancorp................................... 4.500    07/29/10      1,300,392
     7,805   Wachovia Capital Trust III (b)............... 5.800    08/29/49      6,150,434
     3,100   Wachovia Corp. .............................. 3.625    02/17/09      3,099,817
     4,797   Washington Mutual, Inc. ..................... 8.250    04/01/10      4,762,538
     4,000   Wells Fargo & Co. ........................... 5.000    11/15/14      4,085,252
     3,796   Wells Fargo Bank NA.......................... 4.750    02/09/15      3,759,585
                                                                               ------------
                                                                                128,713,764
                                                                               ------------
             BROKERAGE  5.8%
     3,080   Bear Stearns Co., Inc. ...................... 5.550    01/22/17      2,680,755
     3,530   Bear Stearns Co., Inc. ...................... 6.400    10/02/17      3,258,253
     2,535   Bear Stearns Co., Inc. ...................... 7.250    02/01/18      2,463,665
     7,665   Credit Suisse NY (Switzerland)............... 6.000    02/15/18      7,836,129
     8,460   Goldman Sachs Group, Inc. ................... 6.750    10/01/37      7,922,655
     3,555   Lehman Brothers Holdings, Inc. .............. 5.750    01/03/17      3,346,947
     4,820   Lehman Brothers Holdings, Inc. .............. 6.500    07/19/17      4,772,846
     8,815   Lehman Brothers Holdings, Inc. .............. 6.875    07/17/37      8,405,288

See Notes to Financial Statements                                              9

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             BROKERAGE (CONTINUED)
$    1,350   Merrill Lynch & Co., Inc. ................... 5.450%   02/05/13   $  1,361,154
     6,925   Merrill Lynch & Co., Inc. ................... 5.700    05/02/17      6,630,895
                                                                               ------------
                                                                                 48,678,587
                                                                               ------------
             CHEMICALS  0.5%
     1,170   E.I. Du Pont de Nemours & Co. ............... 5.000    01/15/13      1,229,780
     2,890   ICI Wilmington, Inc. ........................ 4.375    12/01/08      2,907,262
                                                                               ------------
                                                                                  4,137,042
                                                                               ------------

             CONSTRUCTION MACHINERY  0.9%
     7,615   John Deere Capital Corp. (b)................. 4.307    04/15/08      7,622,288
                                                                               ------------

             DIVERSIFIED MANUFACTURING  3.0%
     3,935   Brascan Corp. (Canada)....................... 7.125    06/15/12      4,074,342
     1,220   Brascan Corp. (Canada)....................... 8.125    12/15/08      1,253,932
     3,775   Brookfield Asset Management, Inc. (Canada)... 5.800    04/25/17      3,720,848
     4,625   Cooper Industries, Inc. ..................... 5.250    11/15/12      4,836,686
     6,665   General Electric Co. ........................ 5.250    12/06/17      6,701,971
       880   Honeywell International, Inc. ............... 5.300    03/01/18        905,079
     1,450   Hutchison Whampoa International, Ltd. (Cayman
             Islands) (a)................................. 5.450    11/24/10      1,497,303
     1,880   Hutchison Whampoa International, Ltd. (Cayman
             Islands) (a)................................. 6.500    02/13/13      1,979,578
                                                                               ------------
                                                                                 24,969,739
                                                                               ------------
             ELECTRIC  8.3%
     6,410   Arizona Public Service Co. .................. 5.800    06/30/14      6,458,216
     1,795   Baltimore Gas & Electric Co. ................ 6.625    03/15/08      1,796,160
     1,518   Carolina Power & Light Co. .................. 5.150    04/01/15      1,562,781
       530   Detroit Edison Co. .......................... 5.200    10/15/12        556,129
     2,685   Detroit Edison Co. .......................... 6.125    10/01/10      2,872,837
     2,690   Duquesne Light Co., Ser O.................... 6.700    04/15/12      2,960,856
     2,080   Enel Finance International SA
             (Luxemberg)(a)............................... 5.700    01/15/13      2,190,827
     4,395   Entergy Gulf States, Inc. (b)................ 3.490    12/01/09      4,297,440
     2,860   Entergy Gulf States, Inc. ................... 3.600    06/01/08      2,849,795
     1,965   Entergy Gulf States, Inc. (a) (b)............ 5.896    12/08/08      1,970,166
     4,015   Exelon Corp. ................................ 6.750    05/01/11      4,239,354
       830   Florida Power Corp. ......................... 5.800    09/15/17        891,217
       560   Indianapolis Power & Light Co. (a)........... 6.300    07/01/13        610,871
     4,285   MidAmerican Energy Holdings Co. ............. 3.500    05/15/08      4,284,974
     5,550   NiSource Finance Corp. (b)................... 3.662    11/23/09      5,358,575
     2,575   NiSource Finance Corp. ...................... 7.875    11/15/10      2,811,143
     4,085   Ohio Edison Co. ............................. 6.400    07/15/16      4,230,169
     5,020   Ohio Power Co., Ser K........................ 6.000    06/01/16      5,215,996
     2,495   Pacific Gas & Electric Co. .................. 5.625    11/30/17      2,593,350
     1,075   Pacificorp................................... 6.250    10/15/37      1,120,181
     2,045   Public Service Electric & Gas Co., Ser B..... 5.125    09/01/12      2,141,491

 10                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             ELECTRIC (CONTINUED)
$    4,577   Texas-New Mexico Power Co. .................. 6.125%   06/01/08   $  4,580,053
     2,185   Union Electric Co. .......................... 6.400    06/15/17      2,325,367
     1,320   Virginia Electric and Power Co., Ser B....... 5.950    09/15/17      1,405,355
                                                                               ------------
                                                                                 69,323,303
                                                                               ------------
             ENTERTAINMENT 1.1%
     5,745   Time Warner, Inc. (b)........................ 3.300    11/13/09      5,557,615
     4,190   Time Warner, Inc. ........................... 5.875    11/15/16      4,084,006
                                                                               ------------
                                                                                  9,641,621
                                                                               ------------
             ENVIRONMENTAL & FACILITIES SERVICES  0.8%
     4,518   Waste Management, Inc. ...................... 6.875    05/15/09      4,685,717
     1,745   Waste Management, Inc. ...................... 7.375    08/01/10      1,879,939
                                                                               ------------
                                                                                  6,565,656
                                                                               ------------
             FOOD/BEVERAGE  3.1%
     1,050   Anheuser-Busch Cos, Inc. .................... 5.500    01/15/18      1,089,039
     2,235   ConAgra Foods, Inc. ......................... 7.000    10/01/28      2,307,852
     2,040   ConAgra Foods, Inc. ......................... 8.250    09/15/30      2,356,349
     5,030   FBG Finance, Ltd. (Australia) (a)............ 5.125    06/15/15      5,020,534
     1,645   Kellogg Co. ................................. 5.125    12/03/12      1,728,869
     3,145   Kraft Foods, Inc. ........................... 5.625    11/01/11      3,279,021
       235   Kraft Foods, Inc. ........................... 6.000    02/11/13        247,722
     7,805   Miller Brewing Co. (a)....................... 4.250    08/15/08      7,833,972
       690   Pilgrim's Pride Corp. ....................... 7.625    05/01/15        662,400
     1,790   Smithfield Foods, Inc., Ser B................ 8.000    10/15/09      1,821,325
                                                                               ------------
                                                                                 26,347,083
                                                                               ------------
             HEALTH CARE  1.8%
     4,420   Baxter Finance Co. (Netherlands)............. 4.750    10/15/10      4,610,926
     6,000   UnitedHealth Group, Inc. (b)................. 3.170    03/02/09      5,925,558
     3,100   UnitedHealth Group, Inc. .................... 6.000    02/15/18      3,149,634
     1,510   Wellpoint, Inc. ............................. 4.250    12/15/09      1,525,704
                                                                               ------------
                                                                                 15,211,822
                                                                               ------------
             HOME CONSTRUCTION  0.1%
       660   Pulte Homes, Inc. ........................... 6.375    05/15/33        514,800
                                                                               ------------

             INDEPENDENT ENERGY  0.5%
     3,870   Devon Financing Corp., ULC................... 6.875    09/30/11      4,261,489
                                                                               ------------

             INTEGRATED ENERGY  2.6%
     3,135   Amerada Hess Corp. .......................... 6.650    08/15/11      3,421,382
     2,115   Anadarko Finance Co. (Canada)................ 6.750    05/01/11      2,291,844
     1,990   Chesapeake Energy Corp. ..................... 7.625    07/15/13      2,029,800
     1,880   Consumers Energy Co. , Ser F................. 4.000    05/15/10      1,898,979
     2,035   Consumers Energy Co., Ser H.................. 4.800    02/17/09      2,057,265
     2,735   EnCana Corp. (Canada)........................ 6.500    02/01/38      2,802,056
     3,510   Marathon Oil Corp. .......................... 6.000    10/01/17      3,624,573

See Notes to Financial Statements                                             11

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             INTEGRATED ENERGY (CONTINUED)
$    3,470   Petro-Canada (Canada)........................ 5.350%   07/15/33   $  2,925,658
       615   Petro-Canada (Canada)........................ 5.950    05/15/35        561,406
                                                                               ------------
                                                                                 21,612,963
                                                                               ------------
             LIFE INSURANCE  2.6%
     2,280   AXA Financial, Inc. ......................... 6.500    04/01/08      2,285,743
       190   MetLife, Inc. ............................... 6.125    12/01/11        204,060
     2,730   Monumental Global Funding II (a)............. 3.850    03/03/08      2,730,000
       920   Nationwide Financial Services, Inc. ......... 6.250    11/15/11        984,462
     3,495   Platinum Underwriters Finance, Inc., Ser B... 7.500    06/01/17      3,573,742
     1,420   Prudential Financial, Inc. .................. 6.625    12/01/37      1,416,155
     4,510   Prudential Funding, LLC (a).................. 6.600    05/15/08      4,531,432
     6,430   Xlliac Global Funding (a).................... 4.800    08/10/10      6,475,299
                                                                               ------------
                                                                                 22,200,893
                                                                               ------------
             MEDIA-CABLE  1.6%
     2,625   Comcast Cable Communications, Inc. .......... 6.750    01/30/11      2,777,526
     2,725   Comcast Cable Communications, Inc. .......... 7.125    06/15/13      2,942,349
     4,425   Comcast Corp. ............................... 6.500    01/15/15      4,622,045
     2,495   Echostar DBS Corp. .......................... 6.375    10/01/11      2,463,812
       515   Echostar DBS Corp. .......................... 6.625    10/01/14        496,975
                                                                               ------------
                                                                                 13,302,707
                                                                               ------------
             MEDIA-NONCABLE  1.0%
       845   Interpublic Group of Cos., Inc. ............. 6.250    11/15/14        680,225
     2,450   News America, Inc. (a)....................... 6.650    11/15/37      2,475,816
     5,170   Viacom, Inc. ................................ 6.875    04/30/36      4,958,221
                                                                               ------------
                                                                                  8,114,262
                                                                               ------------
             NATURAL GAS DISTRIBUTORS  0.2%
     1,470   KeySpan Corp. ............................... 4.900    05/16/08      1,473,091
                                                                               ------------

             NATURAL GAS PIPELINES  1.9%
     1,355   CenterPoint Energy Resources Corp. .......... 6.250    02/01/37      1,288,020
       970   CenterPoint Energy Resources Corp. .......... 7.875    04/01/13      1,099,700
     3,260   Colorado Interstate Gas Co. ................. 6.800    11/15/15      3,449,122
     2,115   Consolidated Natural Gas Co., Ser C.......... 6.250    11/01/11      2,259,116
     5,380   Kinder Morgan Finance Corp. (Canada)......... 5.700    01/05/16      5,030,300
     2,895   Texas Eastern Transmission Corp. ............ 7.000    07/15/32      3,046,733
                                                                               ------------
                                                                                 16,172,991
                                                                               ------------
             NONCAPTIVE-CONSUMER FINANCE  3.8%
     1,920   American General Finance Corp. .............. 4.625    05/15/09      1,920,405
     5,120   American General Finance Corp. .............. 4.625    09/01/10      5,148,672
     4,760   Countrywide Home Loans, Inc. ................ 3.250    05/21/08      4,631,528
       800   Household Finance Corp. ..................... 4.125    12/15/08        802,490
     1,175   Household Finance Corp. ..................... 4.125    11/16/09      1,181,567
     2,150   Household Finance Corp. ..................... 6.375    10/15/11      2,260,374
     6,125   Household Finance Corp. ..................... 6.750    05/15/11      6,486,246
     1,230   SLM Corp. (b)................................ 3.491    07/26/10      1,061,831

 12                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             NONCAPTIVE-CONSUMER FINANCE (CONTINUED)
$    5,010   SLM Corp. ................................... 4.000%   01/15/10   $  4,590,047
     1,500   Washington Mutual Preferred Funding (a)...... 6.665    12/31/49        976,443
     3,500   Washington Mutual Preferred Funding (a)...... 9.750    10/29/49      3,014,473
                                                                               ------------
                                                                                 32,074,076
                                                                               ------------
             NONCAPTIVE-DIVERSIFIED FINANCE  4.1%
     2,035   Capital One Financial Corp. ................. 6.750    09/15/17      2,049,713
     4,545   Capmark Financial Group, Inc. (a)............ 5.875    05/10/12      3,080,987
     1,840   Capmark Financial Group, Inc. (a)............ 6.300    05/10/17      1,205,914
     4,195   CIT Group, Inc. ............................. 5.650    02/13/17      3,512,935
     2,235   General Electric Capital Corp., Ser A........ 4.750    09/15/14      2,271,466
    12,725   General Electric Capital Corp., Ser A........ 5.875    02/15/12     13,588,939
     8,095   Nationwide Building Society (United Kingdom)
             (a).......................................... 4.250    02/01/10      8,290,397
                                                                               ------------
                                                                                 34,000,351
                                                                               ------------
             OIL FIELD SERVICES  0.6%
     2,170   Kinder Morgan Energy Partners, LP............ 5.850    09/15/12      2,269,323
     2,450   Weatherford International, Inc. ............. 6.350    06/15/17      2,594,932
                                                                               ------------
                                                                                  4,864,255
                                                                               ------------
             OTHER UTILITIES  0.6%
     5,035   Plains All American Pipeline................. 6.700    05/15/36      5,005,918
                                                                               ------------

             PHARMACEUTICALS  1.9%
     5,810   Biogen Idec, Inc. ........................... 6.875    03/01/18      5,904,239
     6,650   Hospira, Inc. (b)............................ 5.310    03/30/10      6,507,325
     2,550   Wyeth........................................ 5.450    04/01/17      2,635,588
       580   Wyeth........................................ 5.500    02/15/16        597,415
                                                                               ------------
                                                                                 15,644,567
                                                                               ------------
             PIPELINES  0.7%
     1,490   DCP Midstream, LLC (a)....................... 6.750    09/15/37      1,483,153
     2,520   Trans-Canada Pipelines (Canada).............. 6.200    10/15/37      2,448,024
     1,910   Transcontinental Gas Pipe Line Corp. ........ 8.875    07/15/12      2,182,175
                                                                               ------------
                                                                                  6,113,352
                                                                               ------------
             PROPERTY & CASUALTY INSURANCE  2.9%
     5,800   AIG SunAmerica Global Financing VI (a)....... 6.300    05/10/11      6,154,513
     5,675   Catlin Insurance Co., Ltd. (Bermuda) (a)..... 7.249    12/01/49      5,074,052
     4,710   Farmers Exchange Capital (a)................. 7.050    07/15/28      4,411,565
     2,721   Farmers Insurance Exchange Surplus (a)....... 8.625    05/01/24      2,941,469
     4,610   Mantis Reef, Ltd. (Cayman Islands) (a)....... 4.692    11/14/08      4,648,710
     3,315   Two-Rock Pass Through Trust (Bermuda) (a)
             (b).......................................... 4.036    02/11/49      1,326,000
                                                                               ------------
                                                                                 24,556,309
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             RAILROADS  1.7%
$    6,205   Burlington Northern Santa Fe Corp. .......... 6.125%   03/15/09   $  6,332,537
     3,640   CSX Corp. ................................... 6.750    03/15/11      3,894,465
     3,720   Union Pacific Corp. ......................... 5.450    01/31/13      3,872,550
                                                                               ------------
                                                                                 14,099,552
                                                                               ------------
             REFINING  0.6%
     2,710   Enterprise Products Operating, LP............ 5.600    10/15/14      2,761,265
     2,460   Valero Energy Corp. ......................... 3.500    04/01/09      2,464,005
                                                                               ------------
                                                                                  5,225,270
                                                                               ------------
             REITS  0.7%
     7,195   iStar Financial, Inc. (b).................... 5.496    03/09/10      6,281,739
                                                                               ------------

             RESTAURANTS  0.5%
     3,935   Yum! Brands, Inc. ........................... 8.875    04/15/11      4,428,752
                                                                               ------------

             RETAIL  3.1%
     2,265   CVS Caremark Corp. .......................... 5.750    08/15/11      2,390,945
       340   CVS Caremark Corp. .......................... 5.750    06/01/17        351,408
     4,816   CVS Lease Pass Through Trust (a)............. 6.036    12/10/28      4,658,848
     1,500   Federated Department Stores, Inc. ........... 6.300    04/01/09      1,509,409
     2,000   Federated Department Stores, Inc. ........... 6.625    09/01/08      2,014,494
     7,475   Home Depot, Inc. (b)......................... 5.116    12/16/09      7,196,751
     4,325   Home Depot, Inc. ............................ 5.400    03/01/16      4,082,234
     2,970   May Department Stores Co. ................... 5.950    11/01/08      2,984,853
       760   Target Corp. ................................ 6.500    10/15/37        748,631
                                                                               ------------
                                                                                 25,937,573
                                                                               ------------
             SUPERMARKETS  1.0%
     3,127   Delhaize America, Inc. ...................... 9.000    04/15/31      3,807,648
     2,595   Fred Meyer, Inc. ............................ 7.450    03/01/08      2,595,000
     1,800   Kroger Co., Ser B............................ 7.250    06/01/09      1,864,866
                                                                               ------------
                                                                                  8,267,514
                                                                               ------------
             TECHNOLOGY  0.9%
     2,330   Fiserv, Inc. ................................ 6.800    11/20/17      2,469,781
     2,995   LG Electronics, Inc. (South Korea) (a)....... 5.000    06/17/10      2,962,016
     2,085   Xerox Corp. ................................. 5.500    05/15/12      2,139,137
                                                                               ------------
                                                                                  7,570,934
                                                                               ------------
             TOBACCO  0.2%
     1,780   Reynolds American, Inc. ..................... 6.500    07/15/10      1,860,675
                                                                               ------------

             TRANSPORTATION SERVICES  0.6%
     5,000   FedEx Corp. ................................. 5.500    08/15/09      5,138,160
                                                                               ------------

             WIRELINE COMMUNICATIONS  7.4%
     6,640   AT&T Corp. .................................. 8.000    11/15/31      7,938,784
     5,355   France Telecom SA (France)................... 8.500    03/01/31      6,840,841
     1,000   GTE Corp. ................................... 7.510    04/01/09      1,039,480

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             WIRELINE COMMUNICATIONS (CONTINUED)
$    6,000   SBC Communications, Inc. .................... 4.125%   09/15/09   $  6,080,628
     3,155   SBC Communications, Inc. .................... 6.150    09/15/34      3,091,906
     6,650   Sprint Capital Corp. ........................ 6.125    11/15/08      6,484,821
     2,080   Sprint Capital Corp. ........................ 8.750    03/15/32      1,625,828
    10,130   Sprint Nextel Corp. ......................... 6.000    12/01/16      7,406,418
     4,805   Telecom Italia Capital (Luxembourg).......... 4.000    01/15/10      4,782,162
     2,820   Telecom Italia Capital SA (Luxembourg)....... 4.950    09/30/14      2,685,294
     1,900   Telecom Italia Capital Ser A (Luxemberg)..... 4.000    11/15/08      1,899,059
     5,715   Telefonica Europe BV (Netherlands)........... 8.250    09/15/30      6,861,555
     4,750   Verizon Communications, Inc. ................ 5.500    02/15/18      4,776,933
       265   Verizon New England, Inc. ................... 6.500    09/15/11        281,956
                                                                               ------------
                                                                                 61,795,665
                                                                               ------------
             TOTAL CORPORATE BONDS  83.4%...................................    699,326,579
                                                                               ------------

             COLLATERALIZED MORTGAGE OBLIGATIONS  8.1%
     2,460   American Home Mortgage Assets (b)............ 3.434    06/25/47      1,761,784
     1,882   American Home Mortgage Assets, Class M (b)... 3.545    11/25/46      1,344,641
     4,600   Banc of America Commercial Mortgage, Inc.
             (b).......................................... 5.658    06/10/49      4,405,953
     3,225   Banc of America Commercial Mortgage, Inc.
             (b).......................................... 5.688    04/10/49      3,110,520
     3,350   Bear Stearns Commercial Mortgage Securities
             (b).......................................... 5.712    06/11/40      3,228,840
     4,600   Citigroup Commercial Mortgage Trust (b)...... 5.700    12/10/49      4,428,017
     6,300   Commercial Mortgage Pass-Through Certificates
             (b).......................................... 5.816    12/10/49      6,108,128
     1,300   Countrywide Alternative Loan Trust (b)....... 3.654    10/25/46        520,000
     2,498   Countrywide Alternative Loan Trust, Class B
             (b).......................................... 4.113    11/20/35      1,174,124
     2,000   Greenwich Capital Commercial Funding
             Corp. ....................................... 5.444    03/10/39      1,888,819
     6,300   GS Mortgage Securities Corp., Ser II (b)..... 5.799    08/10/45      6,104,216
       935   Harborview Mortgage Loan Trust, Ser B (b).... 3.660    08/21/36        467,500
       886   Harborview Mortgage Loan Trust, Ser B (b).... 3.818    01/19/36        639,641
     2,175   JPMorgan Chase Commercial Mortgage Securities
             Corp. ....................................... 5.440    06/12/47      2,050,338
     3,375   JPMorgan Chase Commercial Mortgage Securities
             Corp. (b).................................... 5.746    02/12/49      3,251,776
     4,925   JPMorgan Chase Commercial Mortgage Securities
             Corp. (b).................................... 5.818    06/15/49      4,774,254
     3,325   LB Commercial Conduit Mortgage Trust......... 5.935    07/15/44      3,254,059
     2,175   LB-UBS Commercial Mortgage Trust............. 5.430    02/15/40      2,048,594
     1,195   Luminent Mortgage Trust (b).................. 3.494    07/25/36        816,754
     2,225   Mastr Adjustable Rate Mortgages Trust (b).... 3.984    05/25/47        785,008
     5,200   Wachovia Bank Commercial Mortgage Trust...... 5.342    12/15/43      4,863,839

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    6,500   Wachovia Bank Commercial Mortgage Trust
             (b).......................................... 5.740%   06/15/49   $  6,247,587
     5,000   Wachovia Bank Commercial Mortgage Trust
             (b).......................................... 5.902    02/15/51      4,889,852
                                                                               ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  8.1%................     68,164,244
                                                                               ------------

             FOREIGN GOVERNMENT OBLIGATIONS  0.6%
 ARS 1,280   Argentina International Government Bond
             (Argentina).................................. 8.280    12/31/33      1,130,587
MXN 36,345   Mexican Fixed Rate Bond (Mexico)............. 9.500    12/18/14      3,764,452
                                                                               ------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS...........................      4,895,039
                                                                               ------------

             UNITED STATES TREASURY OBLIGATIONS  1.8%
    15,000   United States Treasury Bond.................. 4.500    02/15/36     15,195,705
                                                                               ------------

             MORTGAGE BACKED SECURITIES 0.3%
     1,503   World Financial Properties Ser 1996 (a)...... 6.910    09/01/13      1,479,024
       811   World Financial Properties Ser 1996 (a)...... 6.950    09/01/13        798,888
                                                                               ------------
             TOTAL MORTGAGE BACKED SECURITIES...............................      2,277,912
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  94.2%
  (Cost $797,350,524).......................................................   $789,859,479
                                                                               ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

DESCRIPTION                                                        VALUE
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  4.9%
REPURCHASE AGREEMENTS  4.7%
Banc of America Securities ($15,708,938 par collateralized
  by U.S. Government obligations in a pooled cash account,
  interest rate of 3.16%, dated 02/29/08, to be sold on
  03/03/08 at $15,713,074)..................................    $ 15,708,938
Citigroup Global Markets, Inc. ($13,963,500 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 3.05%, dated 02/29/08, to
  be sold on 03/03/08 at $13,967,049).......................      13,963,500
State Street Bank & Trust Co. ($9,548,562 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 2.66%, dated 02/29/08, to be sold on
  03/03/08 at $9,550,679)...................................       9,548,562
                                                                ------------

TOTAL REPURCHASE AGREEMENTS.................................      39,221,000
                                                                ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.2%
United States Treasury Bill ($2,205,000 par, yielding
  3.161%, 04/10/08 maturity) (c)............................       2,197,283
                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $41,418,283)........................................      41,418,283
                                                                ------------

TOTAL INVESTMENTS  99.1%
  (Cost $838,768,807).......................................     831,277,762
FOREIGN CURRENCY  0.0%
  (Cost $16,404)............................................          16,103
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%.................       7,152,316
                                                                ------------

NET ASSETS  100.0%..........................................    $838,446,181
                                                                ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

Currency Abbreviations:

ARS--Argentine Peso

MXN--Mexican peso

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 29, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
  Notional Value of $114,250 per contract)..................      815       $ 1,250,659
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
  Notional Value of $214,922 per contract)..................      393           570,830
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
  Notional Value of $118,688 per contract)..................      252          (531,869)
U.S. Treasury Bonds Futures, March 2008 (Current Notional
  Value of $119,688 per contract)...........................       44          (246,224)
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
  Notional Value of $117,281 per contract)..................    1,388        (3,090,263)
U.S. Treasury Bonds Futures, June 2008 (Current Notional
  Value of $118,625 per contract)...........................      243          (648,625)
                                                                -----       -----------
                                                                3,135       $(2,695,492)
                                                                =====       ===========

SWAP AGREEMENTS OUTSTANDING AS OF FEBRUARY 29, 2008:

CREDIT DEFAULT SWAPS

                                                        PAY/
                                                       RECEIVE                 NOTIONAL
                                           BUY/SELL     FIXED    EXPIRATION     AMOUNT      UPFRONT
    COUNTERPARTY       REFERENCE ENTITY   PROTECTION    RATE        DATE        (000)      PAYMENTS        VALUE
Bank of America,
 N.A. ...............  CenturyTel, Inc.       Buy       0.88%     09/20/17     $  2,050   $         0   $   153,105
Bank of America,
 N.A. ...............  Nordstrom, Inc.        Buy       1.03      03/20/18        3,300             0        81,445
Bank of America,
 N.A. ...............  Sealed Air Corp.       Buy       1.08      03/20/18        1,500             0        29,984
Bank of America,
 N.A. ...............  Sealed Air Corp.       Buy       1.12      03/20/18        2,170             0        36,614
Bank of America,
 N.A. ...............  Textron Financial
                       Corp.                  Buy       0.80      03/20/18        2,515             0        60,022
Bank of America,
 N.A. ...............  The Gap, Inc.          Buy       1.19      03/20/12        4,750             0       (29,478)
Bank of America,
 N.A. ...............  Toll Brothers,
                       Inc.                   Buy       2.90      03/20/13        4,050             0        21,665
Bank of America,
 N.A. ...............  Yum! Brands, Inc.      Buy       1.18      03/20/13          425             0        (3,486)
Bank of America,
 N.A. ...............  Yum! Brands, Inc.      Buy       1.25      03/20/13        3,510             0       (40,429)

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                        PAY/
                                                       RECEIVE                 NOTIONAL
                                           BUY/SELL     FIXED    EXPIRATION     AMOUNT      UPFRONT
    COUNTERPARTY       REFERENCE ENTITY   PROTECTION    RATE        DATE        (000)      PAYMENTS        VALUE
Barclays Bank,
 PLC ................  Federal Home Loan
                       Mortgage Corp.        Sell       0.60%     12/20/17     $  2,020   $         0   $     8,368
Citibank, N.A., New
 York ...............  Covidien, Ltd.         Buy       0.43      03/20/12          467             0           (17)
Citibank, N.A., New
 York ...............  Eaton Corp.            Buy       0.62      03/20/13        3,785             0        24,792
Citibank, N.A., New
 York ...............  Eaton Corp.            Buy       0.72      03/20/13        3,070             0         5,942
Citibank, N.A., New
 York ...............  Eaton Corp.            Buy       0.82      03/20/18        2,110             0         1,549
Citibank, N.A., New
 York ...............  Pitney Bowes,
                       Inc.                   Buy       0.48      03/20/13        5,105             0        80,885
Citibank, N.A., New
 York ...............  Tyco
                       International,
                       Ltd.                   Buy       0.43      03/20/12          933             0        12,164
Credit Suisse
 International ......  Arrow
                       Electronics, Inc.      Buy       1.00      03/20/15        4,960             0        82,044
Credit Suisse
 International ......  Nordstrom, Inc.        Buy       1.04      03/20/13        7,770             0        72,761
Credit Suisse
 International ......  Nordstrom, Inc.        Buy       1.05      03/20/13        4,035             0        35,923
Goldman Sachs Capital
 Markets, L.P. ......  Avalon Bay
                       Communities, Inc.      Buy       3.05      03/20/13        7,910             0             0
Goldman Sachs Capital
 Markets, L.P. ......  CDX.NA.IG.HVOL.9      Sell       0.80      12/20/17        8,330      (279,065)     (362,743)
Goldman Sachs Capital
 Markets, L.P. ......  CDX.NA.IG.HVOL.9      Sell       1.40      12/20/12       42,355    (2,447,514)   (3,253,560)
Goldman Sachs Capital
 Markets, L.P. ......  Coca-Cola
                       Enterprises, Inc.      Buy       0.59      03/20/13        8,120             0        (9,775)
Goldman Sachs Capital
 Markets, L.P. ......  Covidien, Ltd.         Buy       0.80      03/20/11          700             0       (10,212)
Goldman Sachs Capital
 Markets, L.P. ......  Dell, Inc.             Buy       0.22      03/20/12        4,000             0        70,092
Goldman Sachs Capital
 Markets, L.P. ......  Dow Jones CDX NA
                       IG 9                   Buy       0.60      12/20/12       16,610      (341,181)     (734,736)

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                        PAY/
                                                       RECEIVE                 NOTIONAL
                                           BUY/SELL     FIXED    EXPIRATION     AMOUNT      UPFRONT
    COUNTERPARTY       REFERENCE ENTITY   PROTECTION    RATE        DATE        (000)      PAYMENTS        VALUE
Goldman Sachs Capital
 Markets, L.P. ......  Dow Jones CDX NA
                       IG HVOL                Buy       0.75%     12/20/11     $ 15,800   $    11,774   $ 1,193,071
Goldman Sachs Capital
 Markets, L.P. ......  Dupont Ei Nemour       Buy       0.43      03/20/13        1,275             0         8,415
Goldman Sachs Capital
 Markets, L.P. ......  Eli Lilly & Co.        Buy       0.33      03/20/13        1,580             0          (261)
Goldman Sachs Capital
 Markets, L.P. ......  Goodrich Corp.         Buy       0.47      03/20/18        2,250             0        53,034
Goldman Sachs Capital
 Markets, L.P. ......  Motorola, Inc.         Buy       0.15      12/20/11        2,550             0       249,023
Goldman Sachs Capital
 Markets, L.P. ......  Motorola, Inc.         Buy       0.16      12/20/11        5,300             0       516,245
Goldman Sachs Capital
 Markets, L.P. ......  Prologis               Buy       3.33      03/20/13        3,460             0             0
Goldman Sachs Capital
 Markets, L.P. ......  Sealed Air Corp.       Buy       1.08      03/20/18        2,790             0        55,186
Goldman Sachs Capital
 Markets, L.P. ......  Sealed Air Corp.       Buy       1.24      03/20/18        1,345             0         9,702
Goldman Sachs Capital
 Markets, L.P. ......  Textron Financial
                       Corp.                  Buy       1.05      03/20/13        4,335             0        (1,093)
Goldman Sachs Capital
 Markets, L.P. ......  The Chubb Corp.        Buy       0.10      03/20/12        7,900             0       294,601
Goldman Sachs Capital
 Markets, L.P. ......  The Hartford
                       Financial
                       Services Group,
                       Inc.                   Buy       0.12      12/20/11        7,920             0       516,013
Goldman Sachs Capital
 Markets, L.P. ......  Trane, Inc.            Buy       0.50      03/20/13        5,880             0       (17,908)
Goldman Sachs Capital
 Markets, L.P. ......  Trane, Inc.            Buy       0.60      03/20/18          530             0        (3,114)

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                        PAY/
                                                       RECEIVE                 NOTIONAL
                                           BUY/SELL     FIXED    EXPIRATION     AMOUNT      UPFRONT
    COUNTERPARTY       REFERENCE ENTITY   PROTECTION    RATE        DATE        (000)      PAYMENTS        VALUE
Goldman Sachs Capital
 Markets, L.P. ......  Tyco
                       International,
                       Inc.                   Buy       0.80%     03/20/11     $  1,400   $         0   $   (16,704)
JPMorgan Chase Bank,
 N.A. ...............  Covidien, Ltd.         Buy       0.65      03/20/11        1,167             0       (11,521)
JPMorgan Chase Bank,
 N.A. ...............  Eaton Corp.            Buy       0.60      03/20/13        1,360             0        10,202
JPMorgan Chase Bank,
 N.A. ...............  Nordstrom, Inc.        Buy       1.07      03/20/18        2,470             0        52,447
JPMorgan Chase Bank,
 N.A. ...............  Nordstrom, Inc.        Buy       1.15      03/20/18        2,470             0        37,367
JPMorgan Chase Bank,
 N.A. ...............  SLM Corp.             Sell       4.95      03/20/13        2,265             0        (3,050)
JPMorgan Chase Bank,
 N.A. ...............  The Pepsi
                       Bottling Group,
                       Inc.                   Buy       0.63      03/20/13        2,780             0       (14,266)
JPMorgan Chase Bank,
 N.A. ...............  Tyco
                       International,
                       Ltd.                   Buy       0.65      03/20/11        2,333             0       (16,875)
JPMorgan Chase Bank,
 N.A. ...............  Union Pacific
                       Corp.                  Buy       0.19      12/20/11        3,950             0        80,394
Lehman Brothers
 Special Financing,
 Inc. ...............  Arrow
                       Electronics, Inc.      Buy       1.04      03/20/18          680             0        16,883
Lehman Brothers
 Special Financing,
 Inc. ...............  Goodrich Corp.         Buy       0.45      03/20/18        2,625             0        65,910
Lehman Brothers
 Special Financing,
 Inc. ...............  Goodrich Corp.         Buy       0.46      03/20/18        1,880             0        (2,401)
Merril Lynch
 International.......  SLM Corp.             Sell       5.00      03/20/13        2,265             0         1,346
UBS Securities, AG...  Eli Lilly & Co.        Buy       0.30      03/20/13        6,575             0         7,826
UBS Securities, AG...  Martin Marietta
                       Materials, Inc.        Buy       1.73      03/20/18        3,775             0       (10,385)
UBS Securities, AG...  Martin Marietta
                       Materials, Inc.        Buy       1.78      03/20/13        3,770             0        (5,477)
UBS Securities, AG...  Textron Financial
                       Corp.                  Buy       1.00      03/20/13        2,860             0         7,042

See Notes to Financial Statements                                             21

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                        PAY/
                                                       RECEIVE                 NOTIONAL
                                           BUY/SELL     FIXED    EXPIRATION     AMOUNT      UPFRONT
    COUNTERPARTY       REFERENCE ENTITY   PROTECTION    RATE        DATE        (000)      PAYMENTS        VALUE
UBS Securities, AG...  Textron Financial
                       Corp.                  Buy       1.01%     03/20/13     $  1,680   $         0   $     4,044
UBS Securities, AG...  Textron Financial
                       Corp.                  Buy       1.06      03/20/13        4,310             0       (36,719)
UBS Securities, AG...  Trane, Inc.            Buy       0.60      03/20/18        4,675             0       (27,464)
                                                                                          -----------   -----------
TOTAL CREDIT DEFAULT SWAPS.............................................................   $(3,055,986)  $  (655,568)
                                                                                          -----------   ===========

INTEREST RATE SWAPS

                                                         PAY/
                                                       RECEIVE                         NOTIONAL    UNREALIZED
                                                       FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
         COUNTERPARTY            FLOATING RATE INDEX     RATE     RATE       DATE       (000)     DEPRECIATION
Bank of America, N.A. .........     USD-LIBOR BBA      Receive    5.550%   02/22/18    $54,910     $   525,489
Bank of America, N.A. .........     USD-LIBOR BBA        Pay      5.958    02/22/23     70,075         417,647
Citibank, N.A., New York.......     USD-LIBOR BBA        Pay      5.275    10/25/37     35,000       2,795,119
Citibank, N.A., New York.......     USD-LIBOR BBA        Pay      5.414    05/25/17    157,275      17,763,807
JPMorgan Chase Bank, N.A. .....     USD-LIBOR BBA        Pay      5.448    05/29/17     25,325       2,925,596
JPMorgan Chase Bank, N.A. .....     USD-LIBOR BBA        Pay      5.454    06/04/17     39,450       4,052,598
                                                                                                  -------------
TOTAL INTEREST RATE SWAP.......................................................................     28,480,256
                                                                                                  -------------
TOTAL SWAP AGREEMENTS..........................................................................    $27,824,688
                                                                                                  =============

 22                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $838,768,807).......................  $831,277,762
Foreign Currency (Cost $16,404).............................        16,103
Cash........................................................           376
Receivables:
  Investments Sold..........................................    11,370,000
  Interest..................................................    10,240,507
  Fund Shares Sold..........................................     1,107,607
Swap Contracts..............................................    32,436,362
Other.......................................................       122,323
                                                              ------------
    Total Assets............................................   886,571,040
                                                              ------------
LIABILITIES:
Payables:
  Swap Collateral...........................................    21,290,000
  Investments Purchased.....................................    17,132,590
  Variation Margin on Futures...............................     1,812,948
  Fund Shares Repurchased...................................     1,756,130
  Distributor and Affiliates................................       482,320
  Income Distributions......................................       275,597
  Investment Advisory Fee...................................       256,848
Swap Contracts..............................................     4,611,674
Trustees' Deferred Compensation and Retirement Plans........       212,955
Accrued Expenses............................................       293,797
                                                              ------------
    Total Liabilities.......................................    48,124,859
                                                              ------------
NET ASSETS..................................................  $838,446,181
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $848,328,078
Net Unrealized Appreciation.................................    20,694,547
Accumulated Undistributed Net Investment Income.............    (5,100,800)
Accumulated Net Realized Loss...............................   (25,475,644)
                                                              ------------
NET ASSETS..................................................  $838,446,181
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $652,814,161 and 99,278,945 shares of
    beneficial interest issued and outstanding).............  $       6.58
    Maximum sales charge (4.75%* of offering price).........          0.33
                                                              ------------
    Maximum offering price to public........................  $       6.91
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $87,650,032 and 13,361,863 shares of
    beneficial interest issued and outstanding).............  $       6.56
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $35,805,863 and 5,455,704 shares of
    beneficial interest issued and outstanding).............  $       6.56
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $62,176,125 and 9,448,197 shares of
    beneficial interest issued and outstanding).............  $       6.58
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             23

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued


Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $22,487,333
Other.......................................................       94,700
                                                              -----------
    Total Income............................................   22,582,033
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,604,444
Distribution (12b-1) and Service Fees
  Class A...................................................      807,831
  Class B...................................................      431,348
  Class C...................................................      159,947
Transfer Agent Fees.........................................      759,983
Reports to Shareholders.....................................       93,978
Accounting and Administrative Expenses......................       78,978
Registration Fees...........................................       40,592
Custody.....................................................       26,382
Professional Fees...........................................       26,235
Trustees' Fees and Related Expenses.........................       21,638
Other.......................................................       15,904
                                                              -----------
    Total Expenses..........................................    4,067,260
    Less Credits Earned on Cash Balances....................       12,788
                                                              -----------
    Net Expenses............................................    4,054,472
                                                              -----------
NET INVESTMENT INCOME.......................................  $18,527,561
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   392,402
  Futures...................................................   (4,162,650)
  Swap Contracts............................................    3,717,959
  Foreign Currency Transactions.............................        1,133
                                                              -----------
Net Realized Loss...........................................      (51,156)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    6,181,723
                                                              -----------
  End of the Period:
    Investments.............................................   (7,491,045)
    Futures.................................................   (2,695,492)
    Swap Contracts..........................................   30,880,674
    Foreign Currency Translation............................          410
                                                              -----------
                                                               20,694,547
                                                              -----------
Net Unrealized Appreciation During the Period...............   14,512,824
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $14,461,668
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $32,989,229
                                                              ===========

 24                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued


Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 29, 2008    AUGUST 31, 2007
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  18,527,561       $  35,016,654
Net Realized Loss......................................          (51,156)        (14,179,245)
Net Unrealized Appreciation During the Period..........       14,512,824           8,215,823
                                                           -------------       -------------
Change in Net Assets from Operations...................       32,989,229          29,053,232
                                                           -------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (15,733,445)        (30,504,356)
  Class B Shares.......................................       (1,772,209)         (3,797,623)
  Class C Shares.......................................         (660,565)         (1,211,915)
  Class I Shares.......................................       (1,290,180)         (2,032,038)
                                                           -------------       -------------
Total Distributions....................................      (19,456,399)        (37,545,932)
                                                           -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       13,532,830          (8,492,700)
                                                           -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      134,867,371         249,847,615
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       17,912,779          34,753,106
Cost of Shares Repurchased.............................     (160,310,819)       (202,474,107)
                                                           -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       (7,530,669)         82,126,614
                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS...........................        6,002,161          73,633,914
NET ASSETS:
Beginning of the Period................................      832,444,020         758,810,106
                                                           -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $(5,100,800) and
  $(4,171,962), respectively)..........................    $ 838,446,181       $ 832,444,020
                                                           =============       =============

See Notes to Financial Statements                                             25

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                  YEAR ENDED AUGUST 31,
CLASS A SHARES                      FEBRUARY 29,   --------------------------------------------
                                        2008        2007      2006      2005     2004     2003
                                    -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $ 6.47      $ 6.53    $ 6.78    $ 6.72   $ 6.58   $ 6.39
                                       ------      ------    ------    ------   ------   ------
  Net Investment Income............      0.15(a)     0.29(a)   0.28(a)   0.29     0.33     0.33(a)
  Net Realized and Unrealized
    Gain/Loss......................      0.12       (0.04)    (0.22)     0.09     0.16     0.25
                                       ------      ------    ------    ------   ------   ------
Total from Investment Operations...      0.27        0.25      0.06      0.38     0.49     0.58
                                       ------      ------    ------    ------   ------   ------
Less:
  Distributions from Net Investment
    Income.........................      0.16        0.31      0.31      0.32     0.35     0.39
  Return of Capital
    Distributions..................       -0-         -0-       -0-       -0-      -0-(c)    -0-
                                       ------      ------    ------    ------   ------   ------
Total Distributions................      0.16        0.31      0.31      0.32     0.35     0.39
                                       ------      ------    ------    ------   ------   ------
NET ASSET VALUE, END OF THE
  PERIOD...........................    $ 6.58      $ 6.47    $ 6.53    $ 6.78   $ 6.72   $ 6.58
                                       ======      ======    ======    ======   ======   ======

Total Return (b)...................     4.17%*      3.93%     0.93%     5.79%    7.55%    9.20%
Net Assets at End of the Period (In
  millions)........................    $652.8      $670.8    $591.2    $502.6   $394.7   $318.4
Ratio of Expenses to Average Net
  Assets...........................     0.90%       0.91%     0.96%     0.99%    0.98%    1.01%
Ratio of Net Investment Income to
  Average Net Assets...............     4.63%       4.48%     4.33%     4.29%    4.80%    4.98%
Portfolio Turnover.................       33%*       119%       45%       61%      38%      46%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

 26                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                  YEAR ENDED AUGUST 31,
CLASS B SHARES                      FEBRUARY 29,   -------------------------------------------
                                        2008       2007      2006      2005     2004     2003
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $6.45       $6.52    $ 6.76    $ 6.70   $ 6.57   $ 6.38
                                       -----       -----    ------    ------   ------   ------
  Net Investment Income............     0.13(a)     0.24(a)   0.23(a)   0.24     0.26     0.28(a)
  Net Realized and Unrealized
    Gain/Loss......................     0.11       (0.05)    (0.21)     0.09     0.16     0.25
                                       -----       -----    ------    ------   ------   ------
Total from Investment Operations...     0.24        0.19      0.02      0.33     0.42     0.53
                                       -----       -----    ------    ------   ------   ------
Less:
  Distributions from Net Investment
    Income.........................     0.13        0.26      0.26      0.27     0.29     0.34
  Return of Capital
    Distributions..................      -0-         -0-       -0-       -0-      -0-(c)    -0-
                                       -----       -----    ------    ------   ------   ------
Total Distributions................     0.13        0.26      0.26      0.27     0.29     0.34
                                       -----       -----    ------    ------   ------   ------
NET ASSET VALUE, END OF THE
  PERIOD...........................    $6.56       $6.45    $ 6.52    $ 6.76   $ 6.70   $ 6.57
                                       =====       =====    ======    ======   ======   ======

Total Return (b)...................    3.79%*      3.00%     0.30%     5.01%    6.59%    8.38%
Net Assets at End of the Period (In
  millions)........................    $87.6       $87.3    $100.2    $123.6   $126.5   $135.6
Ratio of Expenses to Average Net
  Assets...........................    1.66%       1.67%     1.72%     1.75%    1.75%    1.77%
Ratio of Net Investment Income to
  Average Net Assets...............    3.87%       3.72%     3.57%     3.55%    4.06%    4.23%
Portfolio Turnover.................      33%*       119%       45%       61%      38%      46%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) Amount is less than $0.01 per share.

See Notes to Financial Statements                                             27

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS
                                        ENDED                     YEAR ENDED AUGUST 31,
CLASS C SHARES                       FEBRUARY 29,   -------------------------------------------------
                                         2008       2007       2006       2005       2004       2003
                                     ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $6.46       $6.52      $6.76      $6.71      $6.57      $6.38
                                        -----       -----      -----      -----      -----      -----
  Net Investment Income.............     0.13(a)     0.25(a)    0.23(a)    0.24       0.27       0.28(a)
  Net Realized and Unrealized
    Gain/Loss.......................     0.10       (0.04)     (0.21)      0.08       0.16       0.25
                                        -----       -----      -----      -----      -----      -----
Total from Investment Operations....     0.23        0.21       0.02       0.32       0.43       0.53
                                        -----       -----      -----      -----      -----      -----
Less:
  Distributions from Net Investment
    Income..........................     0.13        0.27       0.26       0.27       0.29       0.34
  Return of Capital Distributions...      -0-         -0-        -0-        -0-        -0-(d)     -0-
                                        -----       -----      -----      -----      -----      -----
Total Distributions.................     0.13        0.27       0.26       0.27       0.29       0.34
                                        -----       -----      -----      -----      -----      -----
NET ASSET VALUE, END OF THE
  PERIOD............................    $6.56       $6.46      $6.52      $6.76      $6.71      $6.57
                                        =====       =====      =====      =====      =====      =====

Total Return (b)....................    3.64%*      3.20%(c)   0.16%(c)   5.17%(c)   6.59%(c)   8.38%
Net Assets at End of the Period (In
  millions).........................    $35.8       $31.0      $28.6      $29.2      $28.6      $29.6
Ratio of Expenses to Average Net
  Assets............................    1.66%       1.63%(c)   1.71%(c)   1.71%(c)   1.73%(c)   1.77%
Ratio of Net Investment Income to
  Average Net Assets................    3.88%       3.76%(c)   3.58%(c)   3.59%(c)   4.07%(c)   4.22%
Portfolio Turnover..................      33%*       119%        45%        61%        38%        46%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 8).

(d) Amount is less than $0.01 per share.

 28                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS       YEAR ENDED      AUGUST 12, 2005
                                               ENDED          AUGUST 31,      (COMMENCEMENT OF
CLASS I SHARES                              FEBRUARY 29,    --------------     OPERATIONS) TO
                                                2008        2007     2006     AUGUST 31, 2005
                                            --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...    $6.48        $6.54    $6.78         $6.72
                                               -----        -----    -----         -----
  Net Investment Income....................     0.16(a)      0.31(a)  0.29(a)       0.03
  Net Realized and Unrealized Gain/Loss....     0.11        (0.04)   (0.21)         0.06
                                               -----        -----    -----         -----
Total from Investment Operations...........     0.27         0.27     0.08          0.09
Less:
  Distributions from Net Investment
    Income.................................     0.17         0.33     0.32          0.03
                                               -----        -----    -----         -----
NET ASSET VALUE, END OF THE PERIOD.........    $6.58        $6.48    $6.54         $6.78
                                               =====        =====    =====         =====

Total Return (b)...........................    4.14%*       4.19%    1.33%         1.11%*
Net Assets at End of the Period (In
  millions)................................    $62.2        $43.3    $38.8         $28.7
Ratio of Expenses to Average Net Assets....    0.66%        0.66%    0.72%         0.86%
Ratio of Net Investment Income to Average
  Net Assets...............................    4.88%        4.73%    4.59%         4.32%
Portfolio Turnover.........................      33%*        119%      45%           61%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund's primary investment objective. The Fund commenced investment operations on September 23, 1971. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

commitments until payment is made. At February 29, 2008, the Fund had no when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $917,462. At August 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $5,440,078, which will expire according to the following schedule:

AMOUNT                                                            EXPIRATION
$4,643,264..................................................    August 31, 2011
   436,571..................................................    August 31, 2012
   360,243..................................................    August 31, 2014

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $842,598,924
                                                                ============
Gross tax unrealized appreciation...........................    $ 12,988,667
Gross tax unrealized depreciation...........................     (24,309,829)
                                                                ------------
Net tax unrealized depreciation on investments..............    $(11,321,162)
                                                                ============

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $37,550,290
  Long-term capital gain....................................            -0-
                                                                -----------
                                                                $37,550,290
                                                                ===========

    As of August 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $213,392

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions, or gains or losses recognized on securities for tax purposes, but not for book purposes.

F. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $12,788 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gains and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................        .42%
Next $750 million...........................................        .35
Over $1.250 billion.........................................        .22

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $9,900 representing legal services provided by Skadden, Arps, Slate, Meagher &

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $28,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $666,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $105,468 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $186,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $80,100. Sales charges do not represent expenses of the Fund.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and year ended August 31, 2007, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                       FEBRUARY 29, 2008                AUGUST 31, 2007
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   14,400,047    $  94,391,876     31,653,760    $ 206,860,308
  Class B.......................    1,655,907       10,860,967      2,961,293       19,296,853
  Class C.......................    1,279,713        8,366,242      1,665,757       10,866,145
  Class I.......................    3,236,078       21,248,286      1,963,276       12,824,309
                                  -----------    -------------    -----------    -------------
Total Sales.....................   20,571,745    $ 134,867,371     38,244,086    $ 249,847,615
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    2,254,451    $  14,796,944      4,360,460    $  28,518,213
  Class B.......................      247,368        1,619,738        522,633        3,411,386
  Class C.......................       84,044          550,395        147,931          966,076
  Class I.......................      143,960          945,702        283,594        1,857,431
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    2,729,823    $  17,912,779      5,314,618    $  34,753,106
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (21,054,420)   $(138,080,193)   (22,823,540)   $(148,886,963)
  Class B.......................   (2,070,128)     (13,520,485)    (5,330,143)     (34,719,828)
  Class C.......................     (710,287)      (4,635,559)    (1,391,218)      (9,072,827)
  Class I.......................     (620,899)      (4,074,582)    (1,497,450)      (9,794,489)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (24,455,734)   $(160,310,819)   (31,042,351)   $(202,474,107)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $900, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $166,139,965 and $140,019,545 respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $93,121,761 and $142,156,554, respectively.

6. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk -- the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 29, 2008, were as follows:

                                                                CONTRACTS
Outstanding at August 31, 2007..............................      3,297
Futures Opened..............................................      8,213
Futures Closed..............................................     (8,375)
                                                                 ------
Outstanding at February 29, 2008............................      3,135
                                                                 ======

B. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $400,700 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the investment Company Act of 1940, as amended.

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             17, 117, 217, 617
                                                                  CORPSAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02012P-Y02/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

By:  /s/ Stuart N. Schuldt
     ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 17, 2008